Business and Organization, Basis of Presentation and Summary of Significant Accounting Policies - Components of Basic and Diluted Net Income (Detail) (JPY ¥)
In Millions, except Share data, unless otherwise specified
	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Earnings Per Share [Abstract]
Net income available for KONAMI CORPORATION stockholders	¥ 3,834	¥ 13,174	¥ 23,012
Weighted-average shares of common stock outstanding	138,614,929	138,619,128	138,433,751
Common stock and common stock equivalents	138,614,929	138,619,128	138,433,751
Net income attributable to KONAMI CORPORATION stockholders per common share:
Basic	¥ 27.66	¥ 95.04	¥ 166.23
Diluted	¥ 27.66	¥ 95.04	¥ 166.23